6. RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

DUE TO RELATED PARTIES

Historically, certain of our officers and other related parties have advanced us funds, agreed to defer compensation and/or paid expenses on our behalf to cover working capital deficiencies. There were not such related party transactions during the fiscal year ended March 31, 2016 except that we had accrued unpaid Board fees of $116,000 owed to our outside directors as of March 31, 2016.